Earnings per unit and cash distributions - Calculation of Basic and Diluted Earnings per Unit (Detail) - USD ($) $ / shares in Units, $ in Millions		4 Months Ended		5 Months Ended	12 Months Ended
		Apr. 26, 2017	Apr. 26, 2016	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Earnings Per Unit [Line Items]
Net income attributable to the members of VTTI Energy Partners LP				$ 6.6	$ 25.2	$ 22.5	$ 41.2
Less: Distributable paid				(17.3)	(57.3)	(47.1)
Over distributed earnings				(10.7)	(32.1)	(24.6)
Over distributed earnings attributable to:
Common unitholders				(5.3)	(16.5)	(13.7)
Subordinated unitholders				(5.3)	14.9	(13.7)
General partner				$ (0.2)	$ (0.6)	$ (0.6)
Weighted average units outstanding :
Common unitholders (in shares)				20,125,000	22,167,466	20,125,000
Dilutive effect of LTIP awards (in shares)				0	108,006	0
Common unitholders - diluted (in shares)				20,125,000	22,275,472	20,125,000
Subordinated unitholders (in shares)				20,125,000	20,125,000	20,125,000
General partner (in shares)				821,429	866,132	821,429
Earnings per unit:
Common unitholders (in dollars per share)	[1]			$ 0.1607	$ 0.5839	$ 0.5478
Common unitholders - diluted (in dollars per share)	[1]			0.1607	0.5811	0.5478
Subordinated unitholders (in dollars per share)	[1]			0.1607	0.5839	0.5478
General partner (in dollars per share)	[1]			0.1607	$ 0.5839	0.5478
General partner, incentive distribution rights, value					$ 0.5
Cash Distributions Declared and Paid In The Period Per Unit [Member]
Earnings per unit:
Common unitholders (in shares)				0.1598	$ 0.95935	0.8459
Subordinated unitholders (in shares)				0.1598	0.95935	0.8459
General partner (in shares)				0.1598	$ 0.95935	$ 0.8459
Subsequent Event: Cash Distributions Declared and Paid Per Unit Relating To The Period [Member]
Earnings per unit:
Common unitholders (in shares)			$ 0.3015	0.2625
Subordinated unitholders (in shares)			0.3015	0.2625
General partner (in shares)			$ 0.3015	$ 0.2625
Subsequent Event [Member] | Subsequent Event: Cash Distributions Declared and Paid Per Unit Relating To The Period [Member]
Earnings per unit:
Common unitholders (in shares)		$ 0.3360
Subordinated unitholders (in shares)		0.3360
General partner (in shares)		$ 0.3360

[1]	Earnings per unit information is given for the period from the date of the closing of the IPO (August 6, 2014). Earnings per unit has not been presented for any period prior to the IPO as the information is not comparable due to the change in the Partnership structure and the basis of preparation as described in note 2.